Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation Details 1
Loss before tax	£ (17,329)	£ (29,322)	£ (11,232)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19.25% (2016: 20.25%, 2015:20.25%)	(3,336)	(5,864)	(2,274)
Expenses not deductible for tax purposes	412	1,022	185
Adjustments to brought forward values			(8)
Additional deduction for R&D expenditure		4	(789)
Surrender of tax losses for R&D tax refund	(1,196)	(1,503)	406
Reversal of deferred tax on impairment		(3,421)
Unrelieved tax losses and other deductions arising in the period	(156)	(166)	(78)
Foreign exchange differences	(84)	712
Deferred tax not recognised	3,095	491	1,425
Adjustment in respect of prior years		(435)
Total tax credited to the income statement	£ (1,265)	£ (9,160)	£ (1,133)